Financial Risk Management Objectives and Policies - Schedule of Total Capital (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Equity	R$ (3,519,174)	R$ (1,150,038)	R$ (390,971)	R$ (2,126,784)
Net debt	10,586,152	6,793,074
Total capital	7,066,978	5,643,036
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liability	12,106,621	8,919,746
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,647,880)	(1,169,136)
Short-term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(62,009)	(517,423)
Long term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,397,699)	(1,287,781)
Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liability	3,518,156	2,756,126
Sub Lease Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(279,504)	(361,738)
Security Deposits And Maintenance Reserve [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (1,651,533)	R$ (1,546,720)